Non-life and Life and Health Reserves - Guaranteed reserves, asbestos, and environmental claims and narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Guaranteed Reserves	$ 426	$ 496
Minimum
Liability for Claims and Claims Adjustment Expense [Line Items]
Interest rate assumption	0.00%	0.00%
Maximum
Liability for Claims and Claims Adjustment Expense [Line Items]
Interest rate assumption	7.00%	7.00%
Life and Health
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for Asbestos and Environmental Claims, Net	$ 134	$ 166
Liability for Asbestos and Environmental Claims, Gross	142	176
Life and Health | Asbestos Liabilities Of Paris Re
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for Asbestos and Environmental Claims, Gross	96	113
Life and Health | Asbestos Liabilities Of PartnerRe Europe and PartnerRe US
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for Asbestos and Environmental Claims, Gross	$ 46	$ 63